Income Tax (Details) - Schedule of Reconciliation of Deferred Tax (Liabilities)/Asset Net - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciliation of Deferred Tax (Liabilities)/Asset Net [Abstract]
Opening balance	$ (1,407,020)	$ (1,689,279)
Tax expense during the period recognised in profit & loss	(135,640)	537,958
Exchange rate difference	(37,613)	73,149
Tax expenses during the period recognised in other comprehensive income	72,663	(253,425)
Temporary timing differences	(9,929)
Reversed on deconsolidation of a subsidiary	1,510,767	(75,423)
Acquired in business combination	(295,177)
Total deferred tax (liabilities)/assets net	$ (374,613)	$ (1,407,020)